Loans and other borrowings - Summary of Loans and Other Borrowings, Excluding Bank Overdrafts (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 1,623
Cash flows	153
Exchange adjustment	127
Other	6
Ending balance	1,909
Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	107
Cash flows	153
Exchange adjustment	1
Other	1
Ending balance	262
Finance lease obligations [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	227
Other	4
Ending balance	231
GBP400m 3.875% bonds 2022 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	489
Exchange adjustment	48
Other	1
Ending balance	538
GBP300m 3.75% bonds 2025 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	370
Exchange adjustment	36
Ending balance	406
GBP350m 2.125% bonds 2026 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	430
Exchange adjustment	42
Ending balance	$ 472